Borrowings - Financial Liabilities (Details) $ in Thousands	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Apr. 11, 2019 USD ($)	Jun. 28, 2019 USD ($)	Jul. 24, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 02, 2019 USD ($)	Jul. 02, 2019 USD ($)	Jun. 07, 2019 USD ($)	Apr. 05, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 10, 2018 USD ($)
Debt Instrument [Line Items]
Financial liability				$ 90,086					$ 24,842
Navios Sol
Debt Instrument [Line Items]
Financial liability				$ 19,193				$ 20,000
Vessel capacity in DWT				180,274
Vessel year built				2009
Vessel type				Capesize
Amount drawn down	$ 20,000
Purchase Obligation				$ 6,300
Navios Sagittarius
Debt Instrument [Line Items]
Financial liability				$ 6,505			$ 7,500
Vessel capacity in DWT				75,756
Vessel year built				2006
Vessel type				Panamax
Amount drawn down		$ 7,500
Purchase Obligation				$ 2,000
Navios Ace
Debt Instrument [Line Items]
Financial liability				$ 21,456		$ 22,000
Vessel capacity in DWT				179,016
Vessel year built				2011
Vessel type				Capesize
Amount drawn down			$ 22,000
Purchase Obligation				$ 6,300
Financial Liabilities | Navios Fantastiks and Navios Beaufiks
Debt Instrument [Line Items]
Financial liability				22,897						$ 25,000
Purchase Obligation				6,300
Financial Liabilities | Navios Fantastiks and Navios Beaufiks | 69 consecutive monthly payments
Debt Instrument [Line Items]
Sale Lease back Transaction Monthly Rental Payments				$ 161
Finance Lease Liability, Maturity Date				Sep. 30, 2024
Financial Liabilities | Navios Fantastiks and Navios Beaufiks | 60 consecutive monthly payments
Debt Instrument [Line Items]
Sale Lease back Transaction Monthly Rental Payments				$ 155
Finance Lease Liability, Maturity Date				Dec. 31, 2023
Financial Liabilities | Navios Sol | 120 consecutive monthly payments
Debt Instrument [Line Items]
Sale Lease back Transaction Monthly Rental Payments				$ 190
Finance Lease Liability, Maturity Date				Jun. 30, 2029
Financial Liabilities | Navios Sagittarius | 36 consecutive monthly payments
Debt Instrument [Line Items]
Sale Lease back Transaction Monthly Rental Payments				$ 178
Finance Lease Liability, Maturity Date				Jun. 30, 2022
Financial Liabilities | Navios Ace | 132 consecutive monthly payments
Debt Instrument [Line Items]
Sale Lease back Transaction Monthly Rental Payments				$ 198
Finance Lease Liability, Maturity Date				Sep. 30, 2030
Financial Liabilities | Five containerships acquired upon the liquidation of Navios Europe I
Debt Instrument [Line Items]
Financial liability					$ 25,508
Debt instrument term				5 years
Interest rate description				LIBOR plus 365 bps
Interest rate percentage				3.65%
Financial Liabilities | Five containerships acquired upon the liquidation of Navios Europe I | First maturity date
Debt Instrument [Line Items]
Finance Lease Liability, Maturity Date				Apr. 30, 2024
Financial Liabilities | Five containerships acquired upon the liquidation of Navios Europe I | Second maturity date
Debt Instrument [Line Items]
Finance Lease Liability, Maturity Date				Apr. 30, 2025